Income Taxes (Details 1) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 03, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Deferred:
Federal				$ (897,000)
State and local				(140,000)
Total income tax benefit		$ (895,000)		$ (1,037,000)